Consolidated statement of changes in stockholders equity (Parenthetical)	12 Months Ended
Sep. 30, 2010
Changes in stockholders equity
Common Stock Dividends Per Share Declared	4.80
Percentage of disposal of interest in a subsidiary in exchange for patents pending	13.00%